Related parties - Collaterals provided by the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 48,852	₩ 76,661
Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	6,852	12,471
BNP Paribas Cardif Life Insurance | Government bonds | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	2,400	12,400
iPIXEL Co.,Ltd. | Electronic Credit Guarantee [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	0	190
Logisvalley Shinhan REIT Co.,Ltd. | Collateral trust [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	39,600	51,600
Key Management Personnel [Member] | Property, plant and equipment [member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	4,417	8,073
Key Management Personnel [Member] | Deposits and etc [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	1,127	1,306
Key Management Personnel [Member] | Guarantee [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 1,308	₩ 3,092